Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	69,050.00
Total Offset Amount	14,760.00
Net Fee	$ 54,290.00